FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment |_|; Amendment Number: __________

This Amendment (Check only one.):
                        |_|  is a restatement.
                        |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Accel IX Associates L.L.C.
Address: 428 University Avenue, Palo Alto, CA 94301


Form 13F File Number:  28-14197

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Tracy Sedlock
Title:  Attorney-in-Fact
Phone:  650.614.4800

Signature, Place, and Date of Signing:

/s/Tracy Sedlock               Palo Alto, CA              October 5, 2011
----------------               -------------              ---------------
[Signature]                    [City, State]                  [Date]


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $16,583 (thousands)

List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE

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   Column 1     Column 2    Column 3   Column 4               Column 5            Column 6    Column 7              Column 8
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Name of Issuer  Title of     CUSIP       Value     Shrs or     SH/PRN   Put/Call Investment     Other           Voting Authority
                  class                (x$1000)    prn amt                       discretion   managers
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Sole    Shared    None
--------------------------------------------------------------------------------------------------------------------------------
Google Inc.    Class A    38259P508   $16,583    32,198     SH                  Sole                     32,198     0       0
               Common
--------------------------------------------------------------------------------------------------------------------------------